UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Current assets
Cash and cash equivalents	$ 113,104	$ 150,829
Investments in debt and equity securities	5,013	4,146
Trade accounts receivable	23,785	11,571
Total current assets	251,435	259,218
Vessels, rigs and equipment, net	2,992,540	3,122,633
Capital improvements in progress and newbuildings	188,781	181,074
Investments in associated companies	15,586	15,832
Loans and long-term receivables from related parties including associates	45,000	45,000
Other long-term assets	22,417	14,386
Total assets	3,515,759	3,638,143
Current liabilities
Short-term debt and current portion of long-term debt	575,539	605,943
Total current liabilities	661,437	710,325
Long-term liabilities
Long-term debt	1,808,877	1,960,533
Other long-term liabilities	10,067	6,423
Total liabilities	2,480,381	2,677,281
Stockholders’ equity
Stockholders’ equity	1,035,378	960,862
Total liabilities and stockholders’ equity	3,515,759	3,638,143
Related Party
Current assets
Other receivables	11,865	6,941
Loans and long-term receivables from related parties including associates	45,000	45,000
Current liabilities
Other current liabilities	1,377	1,303
Nonrelated Party
Current assets
Other receivables	97,668	85,731
Current liabilities
Other current liabilities	$ 84,521	$ 103,079